VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Nov. 30, 2015 USD ($)	Dec. 31, 2021 USD ($) $ / barrel vessel class_of_unit $ / shares	Dec. 31, 2020 USD ($) vessel	Apr. 16, 2019
Variable Interest Entity [Line Items]
Non-controlling interest | $			$ 25,888	$ 4,809
Number of classes of units | class_of_unit			3
Oil price per barrel (in USD per barrel) | $ / barrel			60
Gimi MS | Vessels - FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)					30.00%
Golar Hilli LLC | Common Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)			5.00%
Entitlement to vehicle expansion capacity distributions (in percent)			5.00%
Golar Hilli LLC | Series B Special Units
Variable Interest Entity [Line Items]
Entitlement to distributions (in percent)			95.00%
Golar Hilli LLC | Series A Special Units
Variable Interest Entity [Line Items]
Redemption price for Series A Special Units (in dollars per share) | $ / shares	$ 1		$ 1
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			8	9
Variable interest entity, primary beneficiary | Minimum
Variable Interest Entity [Line Items]
Lease duration (in years)			7 years
Variable interest entity, primary beneficiary | Maximum
Variable Interest Entity [Line Items]
Lease duration (in years)			10 years
Variable interest entity, primary beneficiary | ICBCL
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			4
Variable interest entity, primary beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Lease duration (in years)		10 years
Finance charges | $	$ 900
Non-controlling interest | $	$ 25,900
Sales value (in $ millions) | $		$ 254,600
Variable interest entity, primary beneficiary | CCBFL
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable interest entity, primary beneficiary | COSCO
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable interest entity, primary beneficiary | CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable interest entity, primary beneficiary | AVIC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1